Financial Instruments - Schedule of Carrying Value and Fair Value of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Variable-rate long-term debt, Carrying amount excluding debt discount	$ 120,313	$ 288,225
Variable-rate long-term debt, Fair value excluding debt discount	$ 122,747	$ 289,844